Income taxes - Schedule of Components of Income Tax Expense/(Benefit) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current income tax expense:
Germany	€ 6,590	€ 3,362	€ 15,883
Other countries	41	4	9
Current income tax expense	6,631	3,366	15,892
Deferred income tax benefit:
Germany	(11,292)	(9,617)	(3,501)
Other countries	(695)	(3)	0
Deferred income tax benefit	(11,987)	(9,620)	(3,501)
Income tax expense/(benefit)	€ (5,356)	€ (6,254)	€ 12,391